Fair Value - Change in Fair Value of Derivative Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	$ 1,145	$ 582
Issuance of SAFE liability and warrant	0	0
Change in fair value of derivative liabilities	974	563
Derivative warrant liabilities at the end	2,119	1,145
SAFE Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	28,271	0
Issuance of SAFE liability and warrant	0	28,271
Change in fair value of derivative liabilities	715	0
Derivative warrant liabilities at the end	28,986	28,271
SAFE warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	1,729	0
Issuance of SAFE liability and warrant	0	1,729
Change in fair value of derivative liabilities	260	0
Derivative warrant liabilities at the end	1,989	1,729
Brookfield SAFE
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	0
Issuance of SAFE liability and warrant	50,000
Change in fair value of derivative liabilities	0
Derivative warrant liabilities at the end	$ 50,000	$ 0